Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
April 30, 2022
LSF-NPRT3-0622
1.800341.118
Common Stocks - 95.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.9%
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	38,800	88,549
Cars.com, Inc. (a)	497,300	5,530
Meta Platforms, Inc. Class A (a)	109,400	21,931
		116,010
Media - 2.8%
Nexstar Broadcasting Group, Inc. Class A (b)	409,098	64,809
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	182,500	22,473
TOTAL COMMUNICATION SERVICES		203,292
CONSUMER DISCRETIONARY - 15.7%
Automobiles - 2.8%
Tesla, Inc. (a)	73,100	63,653
Hotels, Restaurants & Leisure - 7.4%
Airbnb, Inc. Class A (a)	7,700	1,180
Boyd Gaming Corp.	1,200,900	72,751
Caesars Entertainment, Inc. (a)	1,369,780	90,786
Studio City International Holdings Ltd.:
ADR (a)	695,700	2,651
ADR (c)	631,958	2,408
		169,776
Household Durables - 1.4%
Tempur Sealy International, Inc.	1,206,100	32,697
Specialty Retail - 3.1%
Bath & Body Works, Inc.	192,600	10,187
Lowe's Companies, Inc.	149,900	29,640
RH (a)	22,900	7,697
Ulta Beauty, Inc. (a)	28,900	11,468
Victoria's Secret & Co. (a)	64,200	3,025
Williams-Sonoma, Inc. (b)	74,700	9,747
		71,764
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	134,900	9,818
Tapestry, Inc.	402,500	13,250
		23,068
TOTAL CONSUMER DISCRETIONARY		360,958
CONSUMER STAPLES - 6.6%
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	346,200	10,829
BJ's Wholesale Club Holdings, Inc. (a)	285,000	18,340
		29,169
Food Products - 5.3%
Darling Ingredients, Inc. (a)	476,883	34,998
JBS SA	11,458,700	87,726
		122,724
TOTAL CONSUMER STAPLES		151,893
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Antero Resources Corp. (a)	829,200	29,188
Cheniere Energy, Inc.	358,800	48,729
Chesapeake Energy Corp. (b)	262,000	21,489
Denbury, Inc. (a)	285,900	18,292
Occidental Petroleum Corp.	195,500	10,770
		128,468
FINANCIALS - 4.7%
Banks - 2.1%
Bank of America Corp.	652,399	23,278
JPMorgan Chase & Co.	199,700	23,836
		47,114
Consumer Finance - 1.5%
OneMain Holdings, Inc.	760,200	34,916
Insurance - 1.1%
Arthur J. Gallagher & Co.	156,900	26,436
TOTAL FINANCIALS		108,466
HEALTH CARE - 13.5%
Biotechnology - 0.7%
Regeneron Pharmaceuticals, Inc. (a)	25,000	16,478
Health Care Providers & Services - 4.7%
HCA Holdings, Inc.	61,400	13,173
Humana, Inc.	60,200	26,763
Tenet Healthcare Corp. (a)	170,409	12,356
UnitedHealth Group, Inc.	110,900	56,398
		108,690
Life Sciences Tools & Services - 7.4%
Charles River Laboratories International, Inc. (a)	122,900	29,682
IQVIA Holdings, Inc. (a)	333,500	72,700
Thermo Fisher Scientific, Inc.	119,900	66,295
		168,677
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.	208,000	15,656
TOTAL HEALTH CARE		309,501
INDUSTRIALS - 3.9%
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. (a)	20,832	1,233
Building Products - 1.2%
Builders FirstSource, Inc. (a)	295,900	18,219
Carrier Global Corp.	258,900	9,908
		28,127
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	45,100	295
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	18
Professional Services - 1.0%
ASGN, Inc. (a)	208,300	23,632
Road & Rail - 0.3%
XPO Logistics, Inc. (a)	111,600	6,003
Trading Companies & Distributors - 1.3%
United Rentals, Inc. (a)	93,200	29,500
TOTAL INDUSTRIALS		88,808
INFORMATION TECHNOLOGY - 24.1%
Electronic Equipment & Components - 2.5%
CDW Corp.	179,300	29,258
Zebra Technologies Corp. Class A (a)	73,386	27,128
		56,386
IT Services - 3.0%
Global Payments, Inc.	357,200	48,929
Visa, Inc. Class A	96,300	20,524
		69,453
Semiconductors & Semiconductor Equipment - 9.1%
KLA Corp.	33,800	10,791
Lam Research Corp.	127,700	59,478
Marvell Technology, Inc.	502,700	29,197
Microchip Technology, Inc.	509,000	33,187
NVIDIA Corp.	100,100	18,566
NXP Semiconductors NV	121,700	20,799
onsemi (a)	723,500	37,702
		209,720
Software - 9.5%
Adobe, Inc. (a)	144,400	57,175
Microsoft Corp.	308,900	85,726
Palo Alto Networks, Inc. (a)	81,400	45,688
SS&C Technologies Holdings, Inc.	438,297	28,340
		216,929
TOTAL INFORMATION TECHNOLOGY		552,488
MATERIALS - 8.6%
Chemicals - 3.9%
CF Industries Holdings, Inc.	449,000	43,477
The Chemours Co. LLC	1,387,728	45,892
		89,369
Containers & Packaging - 2.4%
Berry Global Group, Inc. (a)	407,300	22,951
WestRock Co.	659,700	32,675
		55,626
Metals & Mining - 2.3%
Cleveland-Cliffs, Inc. (a)	183,300	4,672
First Quantum Minerals Ltd.	1,634,200	46,851
		51,523
TOTAL MATERIALS		196,518
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.	63,000	11,668
UTILITIES - 3.7%
Electric Utilities - 2.9%
NRG Energy, Inc.	726,302	26,074
PG&E Corp. (a)	3,118,902	39,454
		65,528
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp.	745,100	18,642
TOTAL UTILITIES		84,170
TOTAL COMMON STOCKS (Cost $1,308,298)		2,196,230

Money Market Funds - 7.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (d)	116,811,552	116,835
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	48,177,725	48,183
TOTAL MONEY MARKET FUNDS (Cost $165,015)		165,018

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,473,313)	2,361,248
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(68,100)
NET ASSETS - 100.0%	2,293,148

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,408,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	81,374	503,636	468,175	74	-	-	116,835	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	12,633	321,576	286,026	18	-	-	48,183	0.1%
Total	94,007	825,212	754,201	92	-	-	165,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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